Income Taxes (Net operating loss, capital loss and tax credit carryforwards and their expiration periods) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Canada | Capital loss
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 80
Unrecognized Amounts	(80)
Net Tax Credit Carryforwards	$ 0
Expiration period	Indefinite
Canada | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 1,131
Unrecognized Amounts	(554)
Net Tax Credit Carryforwards	$ 577
Expiration period	2027-2039
United States | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 2,394
Unrecognized Amounts	0
Net Tax Credit Carryforwards	$ 2,394
Expiration period	2024-2037
United States | Tax credit
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 311
Unrecognized Amounts	0
Net Tax Credit Carryforwards	$ 311
Expiration period	2020-Indefinite
State | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 1,174
Unrecognized Amounts	0
Net Tax Credit Carryforwards	$ 1,174
Expiration period	2024-2039
Other | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 38
Unrecognized Amounts	(38)
Net Tax Credit Carryforwards	$ 0
Expiration period	2020-2026